Segment, Geographic and Other Information (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of operating segments [abstract]
Summary of Financial Information of the Segments
(2)	Financial information of the segments for the years ended December 31, 2019, 2020 and 2021, respectively, are as follows:

		2019
Segment		Total segment revenue	Intersegment revenue	Revenue from external customers	Depreciation and amortization	Interest income	Interest expense	Profit related to associates, joint ventures and subsidiaries	Employee benefit expense	Loss on abandonment of property, plant and equipment	Increase in provisions, net		Operating profit (loss)
		In millions of won
Transmission and distribution	￦	58,328,372	1,336,725	56,991,647	3,814,428	73,478	777,120	140,757	298,144	350,865	987,828		(2,568,529)
Electric power generation (Nuclear)		8,937,026	8,908,803	28,223	3,227,695	37,277	511,864	(5,497)	132,283	—	672,134		782,511
Electric power generation (Non-nuclear)		24,254,957	23,472,153	782,804	3,955,333	35,626	655,466	77,641	163,626	13,364	766,407		551,287
Plant maintenance & engineering service		2,627,539	2,254,841	372,698	125,546	14,214	2,861	1,237	124,745	—	124,242		312,341
Others		1,049,324	656,614	392,710	127,364	141,262	134,248	—	18,409	4	2,408		(489,585)
Consolidation adjustments		(36,629,136)	(36,629,136)	—	(121,626)	(33,739)	(34,748)	—	(12,087)	—	(251,804)		(295,552)

	￦	58,568,082	—	58,568,082	11,128,740	268,118	2,046,811	214,138	725,120	364,233	2,301,215		(1,707,527)

Finance income													1,009,706

Finance expense													(2,782,156)

Gain related to associates, joint ventures and subsidiaries													214,139

Loss before income tax												￦	(3,265,838)

		2020
Segment		Total segment revenue	Intersegment revenue	Revenue from external customers	Depreciation and amortization	Interest income	Interest expense	Profit (loss) related to associates, joint ventures and subsidiaries	Employee benefit expense	Loss on abandonment of property, plant and equipment	Increase in provisions, net		Operating profit (loss)
		In millions of won
Transmission and distribution	￦	57,345,933	1,224,602	56,121,331	3,836,355	48,220	737,973	169,176	190,302	236,727	731,194		3,045,912
Electric power generation (Nuclear)		9,938,941	9,817,147	121,794	3,564,120	25,581	503,485	(4,905)	86,672	—	691,052		1,168,833
Electric power generation (Non-nuclear)		20,329,611	19,552,376	777,235	4,034,024	20,843	622,346	115,096	112,775	17,679	346,195		(172,884)
Plant maintenance & engineering service		2,703,472	2,283,333	420,139	119,056	11,789	1,250	1,740	101,255	—	230,264		197,553
Others		1,582,001	1,096,663	485,338	122,092	167,005	162,843	—	50,889	940	3,711		148,393
Consolidation adjustments		(33,974,121)	(33,974,121)	—	(127,628)	(30,852)	(32,472)	—	(49,605)	—	(169,651)		(291,187)

	￦	57,925,837	—	57,925,837	11,548,019	242,586	1,995,425	281,107	492,288	255,346	1,832,765		4,096,620

Finance income													1,510,249

Finance expense													(2,896,443)

Gain related to associates, joint ventures and subsidiaries													281,107

Loss before income tax												￦	2,991,533

		2021
Segment		Total segment revenue	Intersegment revenue	Revenue from external customers	Depreciation and amortization	Interest income	Interest expense	Profit (loss) related to associates, joint ventures and subsidiaries	Employee benefit expense	Loss on abandonment of property, plant and equipment	Increase in provisions, net		Operating profit (loss)
		In millions of won
Transmission and distribution	￦	58,999,388	1,672,776	57,326,612	3,990,464	36,831	678,986	391,116	193,412	202,262	1,194,643		(7,244,319)
Electric power generation (Nuclear)		9,324,391	9,207,516	116,875	3,611,594	22,209	477,512	(18,146)	86,730	—	680,358		762,164
Electric power generation (Non-nuclear)		25,837,982	24,518,167	1,319,815	4,178,520	22,226	624,391	109,765	121,020	5,672	285,152		364,572
Plant maintenance & engineering service		2,805,785	2,370,900	434,885	121,493	9,515	933	11,849	94,269	—	213,500		245,360
Others		2,010,843	1,295,423	715,420	158,952	158,680	162,345	—	52,698	—	2,981		200,363
Consolidation adjustments		(39,064,782)	(39,064,782)	—	(122,751)	(27,587)	(29,710)	—	(36,187)	—	89,818		(64,775)

	￦	59,913,607	—	59,913,607	11,938,272	221,874	1,914,457	494,584	511,942	207,934	2,466,452		(5,736,635)

Finance income													1,402,614

Finance expense													(3,245,777)

Gain related to associates, joint ventures and subsidiaries													494,584

Profit before income tax												￦	(7,085,214)

Summary of Information Related to Segment Assets and Liabilities

(3)	Information related to segment assets and segment liabilities as of and for the years ended December 31, 2020 and 2021 are as follows:

		2020
Segment		Segment assets	Investments in associates and joint ventures	Acquisition of non-current assets	Segment liabilities
		In millions of won
Transmission and distribution	￦	113,115,667	4,204,090	6,535,380	59,772,046
Electric power generation (Nuclear)		61,850,865	116,867	2,419,939	35,652,467
Electric power generation (Non-nuclear)		54,531,155	1,807,409	3,758,795	33,292,680
Plant maintenance & engineering service		3,492,571	42,167	141,226	1,061,949
Others		8,923,046	—	577,056	4,039,220

Segment totals		241,913,304	6,170,533	13,432,396	133,818,362

Consolidation adjustments:
Elimination of inter-segment amounts		(39,762,888)	—	(30,731)	(6,749,728)
Equity method adjustment		1,372,001	—	—	—
Deferred taxes		47,664	—	—	5,417,629
Others		(427,970)	—	—	(10,998)

		(38,771,193)	—	(30,731)	(1,343,097)

Consolidated totals	￦	203,142,111	6,170,533	13,401,665	132,475,265

		2021
Segment		Segment assets	Investments in associates and joint ventures	Acquisition of non-current assets	Segment liabilities
		In millions of won
Transmission and distribution	￦	115,578,517	4,700,863	6,754,298	68,531,927
Electric power generation (Nuclear)		64,628,651	141,885	1,959,479	38,361,337
Electric power generation (Non-nuclear)		57,304,296	2,575,019	3,331,813	35,803,289
Plant maintenance & engineering service		3,672,366	53,617	110,330	1,086,926
Others		10,861,823	—	637,715	4,961,880

Segment totals		252,045,653	7,471,384	12,793,635	148,745,359

Consolidation adjustments:
Elimination of inter-segment amounts		(41,701,400)	—	(12,001)	(8,101,011)
Equity method adjustment		1,866,554	—	—	—
Deferred taxes		1,881	—	—	5,248,627
Others		(1,103,818)	—	—	(95,954)

		(40,936,783)	—	(12,001)	(2,948,338)

Consolidated totals	￦	211,108,870	7,471,384	12,781,634	145,797,021

Summary of Geographic Information
(4)	Geographic information
Electricity sales, the main operations of the Company, are conducted in the Republic of Korea. The following information on revenue from external customers and non-current assets is determined by the location of the customers and of the assets:

		Revenue from external customers			Non-current assets (*2)
Geographical unit		2019	2020	2021	2019	2020	2021
		In millions of won
Domestic	￦	56,942,128	56,774,578	58,672,484	169,366,365	173,673,478	178,745,707
Overseas (*1)		1,625,954	1,151,259	1,241,123	2,743,755	2,831,925	3,572,784

	￦	58,568,082	57,925,837	59,913,607	172,110,120	176,505,403	182,318,491

(*1)
Middle East and other Asian countries make up the majority of overseas revenue and non-current assets. Since the overseas revenue or non-current assets attributable to particular countries are not material, they are not disclosed individually.

(*2)	The amounts exclude financial assets and deferred tax assets.

Summary of Information on Significant Customers	There is no single customer which accounts for 10% or more of the Company’s revenue for the years ended December 31, 2019, 2020 and 2021.